Income Taxes (Details) - Schedule of effective income tax rate - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of effective income tax rate [Line Items]
Federal tax benefit at statutory rate	(21.00%)	(21.00%)
Permanent differences	(6.30%)	(22.20%)
State tax benefit, net of Federal benefits		4.50%
Other
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate		14.10%
Net change in valuation allowance	27.30%	43.20%
Provision		18.60%